Shareholders' Equity (Details) - Warrant	12 Months Ended
Dec. 31, 2017 $ / shares shares
Additional information for warrants outstanding
Number of warrants, beginning of period (in shares) | shares	639,598
Number of warrants, exercised (in shares) | shares	(416,295)
Number of warrants, expired (in shares) | shares	(223,303)
Number of warrants, end of period (in shares) | shares	0
Weighted average exercise price, outstanding at beginning of period (in dollars per share) | $ / shares	$ 0.86
Weighted average exercise price, exercised (in dollars per share) | $ / shares	0.86
Weighted average exercise price, expired (in dollars per share) | $ / shares	0.86
Weighted average exercise price, outstanding and Exercisable at end of period (in dollars per share) | $ / shares	$ 0.00